Consolidated Statements of Changes in Shareholders’ Equity (Parentheticals) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Statement of Stockholders' Equity [Abstract]
Units of ordinary shares and warrants issued, issuance expenses	$ 1.6